Accounts Payable and Accrued Liabilities	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
	November 30, 2017	August 31, 2017
Accounts payable	$327,653	$311,598
Accrued liabilities	7,280	8,280
	$334,933	$319,878

	August 31, 2017	August 31, 2016
Accounts payable	$311,598	$201,276
Accrued liabilities	8,280	10,325
	$319,878	$211,601